GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 6—GOODWILL AND OTHER INTANGIBLE ASSETS

The Company determines the fair value of its reporting unit using the income approach. For purposes of the income approach, fair value is determined based on the present value of estimated future cash flows, discounted at an appropriate risk-adjusted rate. The Company uses its internal forecasts to estimate future cash flows and includes an estimate of long-term future growth rates based on its most recent views of the long-term outlook for the reporting unit, which falls within Level 3 of the fair value hierarchy.

As of both December 31, 2018 and 2017, the Company had $12.5 million of unamortizable indefinite-lived intangible assets related to its Williams Industrial Services Group trade name. The Company did not incur any amortization expense for each of the years ended December 31, 2018 and 2017, respectively. The Company determines the fair value of its trade name using the relief from royalty method. Under that method, the fair value of the trade name is determined by calculating the present value of the after tax cost savings associated with owning the asset and therefore not having to pay royalties for its use for the remainder of its estimated useful life. As a result of the Company’s annual indefinite-lived intangible asset impairment analysis as of October 1, 2018 and 2017, it determined the fair value of its trade name exceeded its book value; therefore, no impairment charge was recorded for the years ended December 31, 2018 and 2017.

As a result of the Company’s annual goodwill impairment analysis as of October 1, 2018 and 2017, it determined that the fair value of its reporting unit exceeded its book value, and accordingly, no impairment charge was necessary for the years ended December 31, 2018 and 2017.

As of December 31, 2018, the Company’s accumulated impairment charges on its goodwill and indefinite-lived intangible assets were $4.2 million, all of which were recognized in the statement of operations for the year ended December 31, 2015. The Company did not incur any impairment charges related to its goodwill and indefinite-lived intangible assets prior to 2015.

Estimating the fair value of reporting units and trade names requires the use of estimates and significant judgments that are based on a number of factors including current and historical actual operating results, balance sheet carrying values, the Company’s most recent forecasts, and other relevant quantitative and qualitative information. If current or expected conditions deteriorate, it is reasonably possible that the judgments and estimates described above could change in future periods and result in impairment charges.